Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Detail) (CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss	(821)	63
Net periodic benefit costs	121	105
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss	18	(13)
Net periodic benefit costs	10	17
Not Recognized as Combined Net Period Benefit Cost [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prior service cost	2	3
Actuarial loss	1,234	842
Net periodic benefit costs	1,236	845
Not Recognized as Combined Net Period Benefit Cost [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prior service cost		2
Actuarial loss	273	306
Net periodic benefit costs	273	308